INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Net operating loss carry forwards	€ 20,744	€ 16,356
Elimination of intercompany profit in inventory	452	689
Elimination of intercompany profit in fixed assets	412	396
Provisions for retirement indemnities	689	663
Capital leases treated as operating leases for tax	7	10
Other items	356	354
Total deferred tax assets	22,660	18,468
Net deferred tax assets	22,660	18,468
Valuation allowance for deferred tax assets	(21,828)	(17,739)
Deferred tax assets (liabilities), net of allowance	€ 833	€ 729